Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES

	SHARES	VALUE

COMMON STOCKS - 52.0%

Communication Services - 8.3%
Entertainment - 3.2%
Activision Blizzard, Inc.[1]	24,670	$1,442,702
Electronic Arts, Inc.*[1]	12,010	1,296,119
Nexon Co. Ltd. (Japan)*	204,232	2,765,901
Sea Ltd. - ADR (Taiwan)*	2,810	127,124

		5,631,846

Interactive Media & Services - 4.5%
Alphabet, Inc. - Class A*	910	1,303,830
Alphabet, Inc. - Class C*	910	1,305,149
Auto Trader Group plc (United Kingdom)[2]	4,605	33,979
Facebook, Inc. - Class A*	16,945	3,421,365
Tencent Holdings Ltd. - Class H (China)	39,950	1,905,224

		7,969,547

Media - 0.6%
Quebecor, Inc. - Class B (Canada)	19,635	487,240
Shaw Communications, Inc. - Class B (Canada)	24,380	476,399
ViacomCBS, Inc. - Class B	227	7,748

		971,387

Total Communication Services		14,572,780

Consumer Discretionary - 6.0%
Distributors - 0.0%##
Genuine Parts Co.	156	14,597

Hotels, Restaurants & Leisure - 0.1%
Hilton Worldwide Holdings, Inc.	230	24,794
Restaurant Brands International, Inc. (Canada)	2,485	151,610
Wyndham Hotels & Resorts, Inc.	410	23,440

		199,844

Household Durables - 1.1%
Sony Corp. - ADR (Japan)	25,500	1,789,590
Sony Corp. (Japan)	2,100	146,846

		1,936,436

Internet & Direct Marketing Retail - 2.1%
Alibaba Group Holding Ltd. - ADR (China)*	4,945	1,021,588
Amazon.com, Inc.*	855	1,717,456
Booking Holdings, Inc.*	430	787,136
Farfetch Ltd. - Class A (United Kingdom)*	3,730	45,506
Meituan Dianping - Class B (China)*	2,800	35,448

		3,607,134

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 0.5%
B&M European Value Retail S.A. (United Kingdom)	21,290	$102,085
Dollar Tree, Inc.*	9,700	844,579
Kohl’s Corp.	175	7,481

		954,145

Specialty Retail - 1.0%
Best Buy Co., Inc.	250	21,173
The Gap, Inc.	413	7,190
The Home Depot, Inc.	445	101,504
Industria de Diseno Textil S.A. (Spain)	46,765	1,572,575

		1,702,442

Textiles, Apparel & Luxury Goods - 1.2%
Kontoor Brands, Inc.	20	763
lululemon athletica, Inc.*	8,775	2,100,647
VF Corp.	285	23,646

		2,125,056

Total Consumer Discretionary		10,539,654

Consumer Staples - 7.4%
Beverages - 3.7%
Ambev S.A. - ADR (Brazil)	99,360	413,338
Anheuser-Busch InBev S.A./N.V. (Belgium)	20,405	1,539,359
The Coca-Cola Co.	30,470	1,779,448
Diageo plc (United Kingdom)	23,015	910,084
Molson Coors Beverage Co. - Class B	189	10,505
PepsiCo, Inc.	13,250	1,881,765

		6,534,499

Food & Staples Retailing - 0.1%
The Kroger Co.	492	13,215
Sysco Corp.	368	30,228
Walgreens Boots Alliance, Inc.	510	25,934
Walmart, Inc.	1,034	118,383

		187,760

Food Products - 2.5%
Archer-Daniels-Midland Co.	338	15,129
Conagra Brands, Inc.	382	12,575
Danone S.A. (France)	2,065	165,251
General Mills, Inc.	474	24,752
The Hershey Co.	163	25,293
The J.M. Smucker Co.	114	11,812
Kellogg Co.	265	18,076
Mondelez International, Inc. - Class A	32,363	1,856,989
Nestle S.A. (Switzerland)	19,440	2,144,090

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Tyson Foods, Inc. - Class A	194	$16,030

		4,289,997

Household Products - 0.0%##
Colgate-Palmolive Co.	511	37,702
Kimberly-Clark Corp.	234	33,518

		71,220

Personal Products - 1.0%
Beiersdorf AG (Germany)	875	99,371
Unilever plc - ADR (United Kingdom)	26,785	1,600,939

		1,700,310

Tobacco - 0.1%
British American Tobacco plc - ADR (United Kingdom)	1,860	81,933

Total Consumer Staples		12,865,719

Energy - 1.9%
Energy Equipment & Services - 1.8%
Baker Hughes Co.	615	13,321
Core Laboratories N.V.	2,005	70,436
The Drilling Co. of 1972 A/S (Denmark)*	1,165	65,018
Halliburton Co.	44,807	977,241
Oceaneering International, Inc.*	46,635	578,740
Schlumberger Ltd.[1]	33,740	1,130,627
Transocean Ltd.*[1]	58,690	267,626

		3,103,009

Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp. (Canada)[1]	10,650	85,946
Chevron Corp.	573	61,391
Marathon Petroleum Corp.	500	27,250
Occidental Petroleum Corp.	419	16,643
Phillips 66	233	21,289
Valero Energy Corp.	294	24,787

		237,306

Total Energy		3,340,315

Financials - 4.8%
Banks - 0.4%
Bank of America Corp.	2,446	80,302
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	3,000	99,660
Citigroup, Inc.	713	53,054
Fifth Third Bancorp	581	16,529
FinecoBank Banca Fineco S.p.A. (Italy)	11,245	131,574
JPMorgan Chase & Co.	957	126,669
KeyCorp	788	14,743

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Regions Financial Corp.	701	$10,915
Truist Financial Corp.	772	39,812
U.S. Bancorp	850	45,237
Wells Fargo & Co.	1,845	86,604

		705,099

Capital Markets - 3.0%
BlackRock, Inc.	910	479,888
Cboe Global Markets, Inc.	7,410	913,060
CME Group, Inc.	3,990	866,269
Deutsche Boerse AG (Germany)	1,040	168,817
Intercontinental Exchange, Inc.	9,290	926,585
Julius Baer Group Ltd. (Switzerland)	1,790	89,442
Moody’s Corp.	3,630	932,148
S&P Global, Inc.	3,190	936,999

		5,313,208

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. - Class B*	9,445	2,119,741

Insurance - 0.2%
Admiral Group plc (United Kingdom)	5,735	170,739
The Allstate Corp.	177	20,982
Chubb Ltd.	194	29,486
The Hartford Financial Services Group, Inc.	231	13,694
The Travelers Companies, Inc.	135	17,769

		252,670

Total Financials		8,390,718

Health Care - 9.0%
Biotechnology - 1.6%
AbbVie, Inc.	728	58,983
Amgen, Inc.	326	70,432
BioMarin Pharmaceutical, Inc.*	12,930	1,079,655
Gilead Sciences, Inc.	738	46,642
Incyte Corp.*	6,380	466,187
Seattle Genetics, Inc.*	4,610	499,678
Vertex Pharmaceuticals, Inc.*[1]	2,570	583,518

		2,805,095

Health Care Equipment & Supplies - 2.4%
Alcon, Inc. (Switzerland)*	16,143	951,468
Getinge AB - Class B (Sweden)	4,935	84,044
Medtronic plc[1]	26,261	3,031,570
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	88,000	104,936

		4,172,018

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services - 0.0%##
CVS Health Corp.	680	$46,118
Quest Diagnostics, Inc.	117	12,948

		59,066

Life Sciences Tools & Services - 0.2%
Gerresheimer AG (Germany)	1,280	101,430
QIAGEN N.V.*[1]	2,075	70,094
QIAGEN N.V.*	3,500	116,903

		288,427

Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	824	51,871
Johnson & Johnson	18,559	2,762,878
Merck & Co., Inc.	7,205	615,595
Merck KGaA (Germany)	14,620	1,874,721
Novartis AG - ADR (Switzerland)	31,450	2,972,340
Perrigo Co. plc[1]	2,060	117,502
Pfizer, Inc.	2,353	87,626

		8,482,533

Total Health Care		15,807,139

Industrials - 1.9%
Aerospace & Defense - 0.2%
BAE Systems plc (United Kingdom)	20,655	171,704
The Boeing Co.	217	69,065
General Dynamics Corp.	131	22,983
Lockheed Martin Corp.	140	59,937
United Technologies Corp.	405	60,831

		384,520

Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	161	11,627
United Parcel Service, Inc. - Class B	495	51,242

		62,869

Airlines - 1.2%
easyJet plc (United Kingdom)	56,190	1,031,453
Ryanair Holdings plc - ADR (Ireland)*	11,480	994,283

		2,025,736

Building Products - 0.0%##
Johnson Controls International plc	591	23,315

Commercial Services & Supplies - 0.0%##
Waste Management, Inc.	282	34,319

Electrical Equipment - 0.0%##
Eaton Corp. plc	311	29,380
Emerson Electric Co.	425	30,443

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment (continued)
Rockwell Automation, Inc.	68	$13,033

		72,856

Industrial Conglomerates - 0.1%
3M Co.	322	51,089
Honeywell International, Inc.	335	58,029

		109,118

Machinery - 0.2%
Caterpillar, Inc.	287	37,697
Cummins, Inc.	129	20,636
FANUC Corp. (Japan)	200	36,426
Illinois Tool Works, Inc.	190	33,246
The Weir Group plc (United Kingdom)	7,150	126,886

		254,891

Road & Rail - 0.0%##
Union Pacific Corp.	341	61,182

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)	1,539	79,644
Fastenal Co.	493	17,196

		96,840

Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	9,900	75,342
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	610	75,445
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	400	77,116

		227,903

Total Industrials		3,353,549

Information Technology - 8.6%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	1,709	78,563

Electronic Equipment, Instruments & Components - 0.1%
Keyence Corp. (Japan)	300	100,847

IT Services - 3.7%
International Business Machines Corp.	447	64,247
InterXion Holding N.V (Netherlands)*[1]	1,310	114,009
Keywords Studios plc (Ireland)	2,135	34,642
Mastercard, Inc. - Class A	8,850	2,796,069
PayPal Holdings, Inc.*	8,165	929,912
Visa, Inc. - Class A	12,640	2,514,981

		6,453,860

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc.	463	$26,849
Broadcom, Inc.	167	50,962
Intel Corp.	1,857	118,718
KLA Corp.	142	23,535
Lam Research Corp.	81	24,155
Maxim Integrated Products, Inc.	235	14,128
Micron Technology, Inc.*	46,970	2,493,637
NVIDIA Corp.	7,495	1,772,043
Texas Instruments, Inc.	474	57,188

		4,581,215

Software - 2.2%
Microsoft Corp.	11,065	1,883,595
ServiceNow, Inc.*[1]	5,790	1,958,352

		3,841,947

Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	165	8,811
Western Digital Corp.	261	17,096

		25,907

Total Information Technology		15,082,339

Materials - 0.6%
Chemicals - 0.1%
Akzo Nobel N.V. (Netherlands)	1,066	100,596
Dow, Inc.	388	17,875
Eastman Chemical Co.	153	10,904
LyondellBasell Industries N.V. - Class A	286	22,268

		151,643

Containers & Packaging - 0.5%
Graphic Packaging Holding Co.	51,775	809,243
International Paper Co.	266	10,832

		820,075

Metals & Mining - 0.0%##
First Quantum Minerals Ltd. (Zambia)	3,525	27,595
Lundin Mining Corp. (Chile)	5,995	31,438
Nucor Corp.	293	13,915

		72,948

Total Materials		1,044,666

Real Estate - 3.5%
Equity Real Estate Investment Trusts (REITS) - 3.5%
Acadia Realty Trust[1]	1,375	34,128
Agree Realty Corp.[1]	370	28,094
Alexandria Real Estate Equities, Inc.	135	22,032

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
American Campus Communities, Inc.	980	$44,953
American Homes 4 Rent - Class A	3,000	81,990
American Tower Corp.	3,810	882,929
Americold Realty Trust	2,350	81,005
Apartment Investment & Management Co. - Class A	1,609	84,810
AvalonBay Communities, Inc.	565	122,430
Boston Properties, Inc.	632	90,597
Brandywine Realty Trust	4,775	74,586
BSR Real Estate Investment Trust (Canada)	1,500	18,330
Camden Property Trust	730	82,074
Community Healthcare Trust, Inc.	1,285	60,613
Cousins Properties, Inc.	2,171	88,859
Crown Castle International Corp.	410	61,434
Digital Realty Trust, Inc.	470	57,805
Douglas Emmett, Inc.	1,420	58,930
Equinix, Inc.	2,340	1,379,968
Equity LifeStyle Properties, Inc.	530	38,558
Equity Residential	810	67,295
Essential Properties Realty Trust, Inc.	1,865	51,493
Essex Property Trust, Inc.	165	51,110
Extra Space Storage, Inc.	190	21,029
Federal Realty Investment Trust	135	16,878
First Industrial Realty Trust, Inc.	695	29,676
Getty Realty Corp.	780	24,586
Healthcare Realty Trust, Inc.	1,565	56,434
Healthcare Trust of America, Inc. - Class A	975	31,229
Healthpeak Properties, Inc.	2,550	91,774
Hibernia REIT plc (Ireland)	18,755	28,538
Host Hotels & Resorts, Inc.	1,865	30,474
Independence Realty Trust, Inc.	1,375	20,171
Innovative Industrial Properties, Inc.	344	30,788
Invitation Homes, Inc.	4,282	134,755
Jernigan Capital, Inc.	3,440	68,766
Kilroy Realty Corp.	232	19,156
Liberty Property Trust	325	20,361
Life Storage, Inc.	175	19,806
Mid-America Apartment Communities, Inc.	280	38,419
National Retail Properties, Inc.	615	34,440
Omega Healthcare Investors, Inc.	885	37,126
Physicians Realty Trust	3,240	62,694
Plymouth Industrial REIT, Inc.	1,183	21,791
Prologis, Inc.	2,095	194,584
Public Storage	315	70,484

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES	SHARES/
	PRINCIPAL
	AMOUNT[3]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Realty Income Corp.	285	$22,347
Regency Centers Corp.	565	35,053
SBA Communications Corp.	3,500	873,460
Simon Property Group, Inc.	695	92,539
STAG Industrial, Inc.	1,655	53,357
STORE Capital Corp.	1,490	58,482
Sun Communities, Inc.	545	88,383
Sunstone Hotel Investors, Inc.	1,530	19,400
UDR, Inc.	1,357	65,014
UMH Properties, Inc.	1,250	19,750
Urban Edge Properties	1,820	33,470
Ventas, Inc.	711	41,138
VEREIT, Inc.	3,475	33,916
Vornado Realty Trust[1]	210	13,812
Welltower, Inc.[1]	906	76,928

Total Real Estate		6,195,031

TOTAL COMMON STOCKS (Identified Cost $78,300,702)		91,191,910

CORPORATE BONDS - 9.6%

Non-Convertible Corporate Bonds - 9.6%
Communication Services - 2.3%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.[1], 4.25%, 3/1/2027	710,000	791,294
CenturyLink, Inc., 5.625%, 4/1/2020	15,000	15,056
Verizon Communications, Inc., 5.25%, 3/16/2037	900,000	1,169,351

		1,975,701

Interactive Media & Services - 0.3%
Tencent Holdings Ltd. (China)[2], 3.975%, 4/11/2029	520,000	573,540

Media - 0.8%
Comcast Corp., 3.25%, 11/1/2039	560,000	595,084
Diamond Sports Group LLC -
Diamond Sports Finance Co.[2], 6.625%, 8/15/2027	25,000	23,375
Discovery Communications LLC, 5.20%, 9/20/2047	650,000	765,354
Townsquare Media, Inc.[2], 6.50%, 4/1/2023	10,000	10,125

		1,393,938

Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc., 7.00%, 8/15/2020	35,000	35,620
Sprint Corp., 7.25%, 9/15/2021	15,000	15,731

PRINCIPAL
AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Wireless Telecommunication Services (continued)
Sprint Corp., 7.125%, 6/15/2024	15,000	$15,493

		66,844

Total Communication Services		4,010,023

Consumer Discretionary - 1.0%
Auto Components - 0.0%##
Techniplas LLC[2], 10.00%, 5/1/2020	20,000	16,700

Household Durables - 0.1%
Ashton Woods USA LLC - Ashton Woods Finance Co.[2], 6.75%, 8/1/2025	15,000	15,450
LGI Homes, Inc.[2], 6.875%, 7/15/2026	30,000	31,688
Weekley Homes LLC - Weekley Finance Corp.[1], 6.625%, 8/15/2025	25,000	26,062

		73,200

Internet & Direct Marketing Retail - 0.9%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	550,000	586,278
Booking Holdings, Inc., 3.60%, 6/1/2026	930,000	1,014,301
Photo Holdings Merger Sub, Inc.[2], 8.50%, 10/1/2026	25,000	23,375

		1,623,954

Specialty Retail - 0.0%##
Foxtrot Escrow Issuer LLC - Foxtrot Escrow Corp.[2], 12.25%, 11/15/2026	25,000	25,875

Total Consumer Discretionary		1,739,729

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE Finance Corp.[2], 8.625%, 10/15/2026	25,000	26,531

Energy - 1.8%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	25,000	23,858
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	15,000	13,950

		37,808

Oil, Gas & Consumable Fuels - 1.8%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 3/1/2027	15,000	11,695

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 1/15/2028	15,000	$11,666
Bruin E&P Partners LLC[2], 8.875%, 8/1/2023	15,000	9,656
Calumet Specialty Products Partners LP - Calumet Finance Corp.[2], 11.00%, 4/15/2025	25,000	27,626
CVR Energy, Inc.[2], 5.75%, 2/15/2028	15,000	14,685
Energy Transfer Operating LP, 6.50%, 2/1/2042	470,000	568,529
Enviva Partners LP - Enviva Partners Finance Corp.[2], 6.50%, 1/15/2026	25,000	26,669
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	25,000	25,207
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	30,000	8,250
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	570,000	760,801
Laredo Petroleum, Inc., 10.125%, 1/15/2028	25,000	22,309
Lonestar Resources America, Inc.[2], 11.25%, 1/1/2023	15,000	10,312
Moss Creek Resources Holdings, Inc.[2], 7.50%, 1/15/2026	20,000	14,675
NuStar Logistics LP, 6.75%, 2/1/2021	15,000	15,438
Rockies Express Pipeline LLC[2], 5.625%, 4/15/2020	25,000	25,125
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	790,000	917,275
Whiting Petroleum Corp., 5.75%, 3/15/2021	15,000	14,025
The Williams Companies, Inc.[1], 3.75%, 6/15/2027	560,000	591,750

		3,075,693

Total Energy		3,113,501

Financials - 1.9%
Banks - 1.8%
Bank of America Corp., 4.00%, 1/22/2025	1,100,000	1,192,291
Citigroup, Inc., 8.125%, 7/15/2039	320,000	550,795
JPMorgan Chase & Co.[4], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	550,000	593,122

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Santander Holdings USA, Inc., 4.50%, 7/17/2025	720,000	$786,984

		3,123,192

Capital Markets - 0.0%##
AG Merger Sub II, Inc.[2], 10.75%, 8/1/2027	25,000	26,500
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	30,000	31,125

		57,625

Consumer Finance - 0.1%
Credit Acceptance Corp.[2], 5.125%, 12/31/2024	20,000	20,900
Navient Corp., 5.00%, 10/26/2020	25,000	25,350
Navient Corp., 6.75%, 6/25/2025	15,000	16,312
SLM Corp., 5.125%, 4/5/2022	30,000	30,975

		93,537

Diversified Financial Services - 0.0%##
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	15,000	15,975
Global Aircraft Leasing Co. Ltd. (Cayman Islands)[2,5], 6.50%, 9/15/2024	35,000	35,807
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[2], 10.50%, 6/1/2024	25,000	23,688

		75,470

Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Starwood Property Trust, Inc., 3.625%, 2/1/2021	25,000	25,094

Thrifts & Mortgage Finance - 0.0%##
Acrisure LLC - Acrisure Finance, Inc.[2], 7.00%, 11/15/2025	25,000	24,500
Radian Group, Inc., 4.875%, 3/15/2027	25,000	26,438

		50,938

Total Financials		3,425,856

Health Care - 0.3%
Health Care Providers & Services - 0.3%
HCA, Inc., 4.125%, 6/15/2029	520,000	562,741

Industrials - 1.1%
Air Freight & Logistics - 0.0%##
Cargo Aircraft Management, Inc.[2], 4.75%, 2/1/2028	15,000	15,226

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies - 0.0%##
The ADT Security Corp., 6.25%, 10/15/2021	15,000	$15,875
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 5.25%, 4/15/2024	25,000	26,062
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 5.75%, 4/15/2026	15,000	15,825

		57,762

Construction & Engineering - 0.0%##
HC2 Holdings, Inc.[2], 11.50%, 12/1/2021	10,000	10,025
Tutor Perini Corp.[2], 6.875%, 5/1/2025	40,000	37,600

		47,625

Industrial Conglomerates - 0.4%
General Electric Co.[4,6], (3 mo. LIBOR US + 3.330%), 5.00%	620,000	617,061

Marine - 0.1%
American Tanker, Inc. (Norway)[2], 9.25%, 2/22/2022	40,000	41,611
Borealis Finance LLC[2], 7.50%, 11/16/2022	35,000	33,862

		75,473

Trading Companies & Distributors - 0.6%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland)[1], 4.45%, 10/1/2025	620,000	679,427
Avolon Holdings Funding Ltd. (Ireland)[2], 3.25%, 2/15/2027	390,000	394,742
Fortress Transportation & Infrastructure Investors LLC[2], 6.50%, 10/1/2025	15,000	15,925

		1,090,094

Total Industrials		1,903,241

Materials - 0.5%
Chemicals - 0.0%##
Olin Corp., 5.625%, 8/1/2029	15,000	15,825

Metals & Mining - 0.5%
Compass Minerals International, Inc.[2], 6.75%, 12/1/2027	25,000	26,776
IAMGOLD Corp. (Canada)[2], 7.00%, 4/15/2025	25,000	25,750
Infrabuild Australia Pty Ltd. (Australia)[2], 12.00%, 10/1/2024	25,000	25,354
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	35,000	34,256

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	30,000	$24,150
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	750,000	754,875
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[2], 7.50%, 6/15/2025	15,000	14,400

		905,561

Total Materials		921,386

Real Estate - 0.7%
Equity Real Estate Investment Trusts (REITS) - 0.7%
American Tower Corp., 3.80%, 8/15/2029	690,000	750,883
Crown Castle International Corp., 3.10%, 11/15/2029	320,000	331,333
GTP Acquisition Partners I LLC [2], 2.35%, 6/15/2020	123,000	122,107

		1,204,323

Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five Point Capital Corp.[2], 7.875%, 11/15/2025	25,000	25,875

Total Real Estate		1,230,198

TOTAL CORPORATE BONDS (Identified Cost $15,928,691)		16,933,206

U.S. TREASURY SECURITIES - 18.8%

U.S. Treasury Bonds - 8.1%
U.S. Treasury Bond, 4.75%, 2/15/2037	2,361,000	3,412,106
U.S. Treasury Bond, 2.50%, 2/15/2045	3,162,000	3,453,497
U.S. Treasury Bond, 3.00%, 5/15/2047	3,075,000	3,710,300
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2026	2,280,802	2,576,202
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	937,723	1,035,603

Total U.S. Treasury Bonds (Identified Cost $12,684,320)		14,187,708

U.S. Treasury Notes - 10.7%
U.S. Treasury Floating Rate Note[7], (3 mo. US Treasury Bill Yield + 0.300%), 1.856%, 10/31/2021	3,430,000	3,440,131
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	3,325,633	3,322,775

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL AMOUNT[3]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024	1,601,117	$1,644,995
U.S. Treasury Note, 2.00%, 8/15/2025	10,120,000	10,459,573

Total U.S. Treasury Notes (Identified Cost $18,705,729)		18,867,474

TOTAL U.S. TREASURY SECURITIES (Identified Cost $31,390,049)		33,055,182

ASSET-BACKED SECURITIES - 4.2%
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A2, 3.561%, 7/15/2030	209,047	210,867
CCG Receivables Trust, Series 2019-1, Class A2[2], 2.80%, 9/14/2026	721,683	728,794
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (Canada)[2], 2.12%, 11/15/2029	240,809	241,175
Commonbond Student Loan Trust, Series 2019-AGS, Class A1[2], 2.54%, 1/25/2047	389,488	394,350
Invitation Homes Trust, Series 2017-SFR2, Class A2,7, (1 mo. LIBOR US + 0.850%), 2.519%, 12/17/2036	153,165	153,117
Invitation Homes Trust, Series 2017-SFR2, Class B2,7, (1 mo. LIBOR US + 1.150%), 2.819%, 12/17/2036	120,000	119,867
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[2], 2.82%, 2/15/2068	224,249	225,542
Navient Student Loan Trust, Series 2014-1, Class A3[7], (1 mo. LIBOR US + 0.510%), 2.171%, 6/25/2031	387,839	381,652
Nelnet Student Loan Trust, Series 2012-3A, Class A2,7, (1 mo. LIBOR US + 0.700%), 2.361%, 2/25/2045	403,578	400,768
Nelnet Student Loan Trust, Series 2013-5A, Class A2,7, (1 mo. LIBOR US + 0.630%), 2.291%, 1/25/2037	400,471	395,365
Oxford Finance Funding LLC, Series 2019-1A, Class A2[2], 4.459%, 2/15/2027	600,000	612,349
Oxford Finance Funding LLC, Series 2020-1A, Class A2[2], 3.101%, 2/15/2028	365,000	367,310

	PRINCIPAL AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES (continued)
Progress Residential Trust, Series 2019-SFR2, Class A2, 3.147%, 5/17/2036	380,000	$389,307
SoFi Consumer Loan Program LLC, Series 2016-2, Class A2, 3.09%, 10/27/2025	67,514	67,693
SoFi Consumer Loan Program Trust, Series 2019-2, Class A2, 3.01%, 4/25/2028	208,757	210,424
SoFi Consumer Loan Program Trust, Series 2019-3, Class A2, 2.90%, 5/25/2028	282,328	284,779
SoFi Professional Loan Program Trust, Series 2018-C, Class A1FX2, 3.08%, 1/25/2048	306,783	308,124
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX2, 2.54%, 5/15/2046	315,000	319,448
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	49,972	50,010
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,8], 2.50%, 10/25/2056	283,124	284,567
Towd Point Mortgage Trust, Series 2017-1, Class A1[2,8], 2.75%, 10/25/2056	311,636	315,362
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[2,7], (1 mo. LIBOR US + 1.000%), 2.661%, 10/25/2048	276,376	277,579
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	312,813	313,691
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	299,151	304,621

TOTAL ASSET-BACKED SECURITIES (Identified Cost $7,283,528)		7,356,761

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%
CIM Trust, Series 2019-INV1, Class A1[2,8], 4.00%, 2/25/2049	124,830	127,788
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,8], 2.50%, 5/25/2043	174,390	173,211
Credit Suisse Mortgage Capital Trust, Series 2014-IVR3, Class A1[2,8], 3.50%, 7/25/2044	310,649	318,099
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	267,737	281,772

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae-Aces, Series 2017-M15, Class A1[8], 3.058%, 9/25/2027	381,473	$400,899
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A2, 3.144%, 12/10/2036	410,000	428,096
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[8], 1.439%, 12/25/2021	5,412,217	101,318
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	259,043	264,659
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	213,870	218,786
FREMF Mortgage Trust, Series 2014-K41, Class B2,8, 3.963%, 11/25/2047	485,000	523,604
FREMF Mortgage Trust, Series 2014-K715, Class B2,8, 4.112%, 2/25/2046	471,000	477,694
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	478,699	485,764
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,8], 3.50%, 5/25/2043	98,919	101,387
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,8], 3.00%, 6/25/2029	155,789	158,059
JP Morgan Mortgage Trust, Series 2017-2, Class A3[2,8], 3.50%, 5/25/2047	650,555	666,396
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,8], 3.75%, 11/25/2054	108,802	113,915
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,8], 3.75%, 8/25/2055	170,899	179,050
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,8], 3.75%, 11/25/2056	177,284	185,144
PMT Loan Trust, Series 2013-J1, Class A9[2,8], 3.50%, 9/25/2043	364,252	374,533
Sequoia Mortgage Trust, Series 2013-2, Class A8, 1.874%, 2/25/2043	126,386	121,780
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043	145,795	148,041
Sequoia Mortgage Trust, Series 2020-1, Class A4[2,8], 3.50%, 2/25/2050	600,000	614,227

	PRINCIPAL AMOUNT[3]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Starwood Retail Property Trust, Series 2014-STAR, Class A2,7, (1 mo. LIBOR US + 1.470%), 3.146%, 11/15/2027		358,082	$357,421
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A2,8, 2.86%, 4/25/2041		361,954	366,000
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A2,7, (1 mo. LIBOR US + 1.050%), 2.726%, 12/15/2033		345,000	345,004
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,8], 3.50%, 3/20/2045		72,237	72,311

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $7,444,211)			7,604,958

FOREIGN GOVERNMENT BONDS - 0.5%
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	102,000	79,401
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		500,000	503,675
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	2,087,000	110,865
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	888,000	46,861
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	1,443,000	76,119
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	278,000	15,918

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $831,237)			832,839

U.S. GOVERNMENT AGENCIES - 8.7%
Mortgage-Backed Securities - 8.7%
Fannie Mae, Pool #888468, UMBS, 5.50%, 9/1/2021		11,968	12,114
Fannie Mae, Pool #888810, UMBS, 5.50%, 11/1/2022		14,703	14,863
Fannie Mae, Pool #MA1834, UMBS, 4.50%, 2/1/2034		194,957	210,522
Fannie Mae, Pool #FM1158, UMBS, 3.50%, 6/1/2034		642,862	670,838
Fannie Mae, Pool #MA3412, UMBS, 3.50%, 7/1/2038		565,677	589,813
Fannie Mae, Pool #AD0207, UMBS, 6.00%, 10/1/2038		170,606	196,315
Fannie Mae, Pool #AD0307, UMBS, 5.50%, 1/1/2039		108,342	121,628
Fannie Mae, Pool #MA0258, UMBS, 4.50%, 12/1/2039		140,554	153,498

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES

	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL0241, UMBS, 4.00%, 4/1/2041	252,759	$272,302
Fannie Mae, Pool #AL1410, UMBS, 4.50%, 12/1/2041	347,787	379,924
Fannie Mae, Pool #AL7729, UMBS, 4.00%, 6/1/2043	206,189	222,071
Fannie Mae, Pool #AS3622, UMBS, 3.50%, 10/1/2044	943,228	999,832
Fannie Mae, Pool #AS4103, UMBS, 4.50%, 12/1/2044	206,729	222,405
Fannie Mae, Pool #MA2705, UMBS, 3.00%, 8/1/2046	277,740	286,524
Fannie Mae, Pool #BJ1323, UMBS, 3.50%, 11/1/2047	927,147	977,570
Fannie Mae, Pool #CA1720, UMBS, 5.00%, 5/1/2048	412,307	456,473
Fannie Mae, Pool #CA1922, UMBS, 5.00%, 6/1/2048	342,091	367,460
Fannie Mae, Pool #CA2056, UMBS, 4.50%, 7/1/2048	409,110	434,207
Fannie Mae, Pool #MA3443, UMBS, 4.00%, 8/1/2048	292,123	305,398
Fannie Mae, Pool #BK9366, UMBS, 4.50%, 8/1/2048	149,092	157,854
Fannie Mae, Pool #CA2219, UMBS, 5.00%, 8/1/2048	307,643	330,478
Fannie Mae, Pool #BM5024, UMBS, 3.00%, 11/1/2048	827,215	850,866
Fannie Mae, Pool #MA3521, UMBS, 4.00%, 11/1/2048	642,792	671,652
Fannie Mae, Pool #MA3527, UMBS, 5.00%, 11/1/2048	629,242	674,230
Fannie Mae, Pool #BN0622, UMBS, 4.50%, 1/1/2049	449,068	475,310
Fannie Mae, Pool #AL8674, 5.642%, 1/1/2049	422,081	478,469
Fannie Mae, Pool #MA3692, UMBS, 3.50%, 7/1/2049	833,653	860,017
Fannie Mae, Pool #BO5945, UMBS, 3.50%, 11/1/2049	589,198	611,014
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	137,517	148,570
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	106,701	114,996
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	157,214	169,851
Freddie Mac, Pool #QN0349, UMBS, 3.00%, 8/1/2034	410,085	422,786
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	153,044	171,735
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	149,359	167,681

	PRINCIPAL AMOUNT3 / SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q33778, 4.00%, 6/1/2045	212,753	$227,103
Freddie Mac, Pool #ZM2525, UMBS, 3.00%, 12/1/2046	380,750	392,737
Freddie Mac, Pool #Q59805, 4.50%, 11/1/2048	281,444	298,208
Freddie Mac, Pool #G61887, 5.00%, 2/1/2049	317,437	340,393
Freddie Mac, Pool #ZN4802, UMBS, 4.00%, 4/1/2049	732,965	769,247

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $14,881,903)		15,226,954

SHORT-TERM INVESTMENT - 1.9%
Dreyfus Government Cash Management, Institutional Shares, 1.50%[9]
(Identified Cost $3,291,863)	3,291,863	3,291,863

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Identified Cost $159,352,184)		175,493,673

TOTAL OPTIONS WRITTEN — 0.0%## (Premiums Received $33,272)		(63,538)

TOTAL INVESTMENTS - 100.0%		175,430,135
OTHER ASSETS, LESS LIABILITIES - 0.0%##		23,291

NET ASSETS - 100%		$175,453,426

ADR - American Depositary Receipt

CAD - Canadian Dollar

IO - Interest only

LIBOR - London InterBank Offer Rate

MXN - Mexican Peso

UMBS - Uniform Mortgage-Backed Securities

Investment Portfolio - January 31, 2020

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE
Call
Electronic Arts, Inc.	47	02/21/2020	$121.00	507	$(470)

Put
Amazon.com, Inc.	3	02/07/2020	1,755.00	603	(285)
Activision Blizzard, Inc.	108	02/14/2020	53.00	632	(2,700)
Schlumberger Ltd.	159	02/14/2020	36.00	533	(52,470)
Electronic Arts, Inc.	56	02/21/2020	103.00	604	(4,368)
PayPal Holdings, Inc.	55	02/21/2020	105.00	626	(3,245)

					(63,068)
TOTAL EXCHANGE-TRADED OPTIONS WRITTEN (PREMIUMS RECEIVED $33,272)					$(63,538)

*Non-income producing security.

## Less than 0.1%.

[1]	A portion of this security is designated as collateral for options contracts written. As of January 31, 2020, the total value of such securities was $8,330,621.
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $14,548,911, or 8.3% of the Series’ net assets as of January 31, 2020.

[3]	Amount is stated in USD unless otherwise noted.
[4]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2020.
[5]	Represents a Payment-In-Kind bond.
[6]	Security is perpetual in nature and has no stated maturity date.
[7]	Floating rate security. Rate shown is the rate in effect as of January 31, 2020.
[8]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2020.

[9]	Rate shown is the current yield as of January 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2020 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$14,572,780	$9,867,676	$4,705,104	$—
Consumer Discretionary	10,539,654	8,682,700	1,856,954	—
Consumer Staples	12,865,719	8,007,564	4,858,155	—
Energy	3,340,315	3,275,297	65,018	—
Financials	8,390,718	7,830,146	560,572	—

Investment Portfolio - January 31, 2020

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Health Care	$15,807,139	$13,525,105	$2,282,034	$—
Industrials	3,353,549	1,907,436	1,446,113	—
Information Technology	15,082,339	14,946,850	135,489	—
Materials	1,044,666	944,070	100,596	—
Real Estate	6,195,031	6,166,493	28,538	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	48,282,136	—	48,282,136	—
Corporate debt:
Communication Services	4,010,023	—	4,010,023	—
Consumer Discretionary	1,739,729	—	1,739,729	—
Consumer Staples	26,531	—	26,531	—
Energy	3,113,501	—	3,113,501	—
Financials	3,425,856	—	3,425,856	—
Health Care	562,741	—	562,741	—
Industrials	1,903,241	—	1,903,241	—
Materials	921,386	—	921,386	—
Real Estate	1,230,198	—	1,230,198	—
Asset-backed securities	7,356,761	—	7,356,761	—
Commercial mortgage-backed securities	7,604,958	—	7,604,958	—
Foreign government bonds	832,839	—	832,839	—
Short-Term Investment	3,291,863	3,291,863	—	—

Total assets	175,493,673	78,445,200	97,048,473	—

Liabilities:
Other financial instruments*:
Equity contracts	(63,538)	(63,538)	—	—

Total liabilities	(63,538)	(63,538)	—	—

Total	$175,430,135	$78,381,662	$97,048,473	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1).

There were no Level 3 securities held by the Series as of October 31, 2019 or January 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.